July 1, 2013

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

RE:	BMO Funds, Inc.
(Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

On behalf of BMO Funds, Inc. (the “Company”), in lieu of filing the forms of Prospectuses and Statement of Additional Information for the Company, pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 84 to the Company’s Registration Statement on Form N-1A. Post-Effective Amendment No. 84 was filed electronically via EDGAR on June 28, 2013.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Laura A. Hawkins

Laura A. Hawkins

cc: Working Group